Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)	6 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Numerator:
Net (loss)/income attributable to Linkage Global Inc	$ (1,405,766)		$ 554,827		$ (652,728)		$ 1,066,375		$ 751,666
Denominator:
Weighted average number of ordinary shares	20,848,901	[1]	20,000,000	[1]	20,000,000	[2]	20,000,000	[2]	20,000,000	[2]
Net (loss)/income per ordinary share
Basic	$ (0.07)	[1]	$ 0.03	[1]	$ (0.03)	[2]	$ 0.05	[2]	$ 0.04	[2]
Diluted	$ (0.07)		$ 0.03		$ (0.03)		$ 0.05		$ 0.04

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).